Notes to income statement - Income tax expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of income and expense [abstract]
Current tax expense (income) and adjustments for current tax of prior periods	€ (24,167)	€ (18,678)	€ (21,440)
(thereof income taxes attributable to the prior year)	1,769	155	6,751
Deferred taxes	3,430	(4,562)	(2,398)
(thereof on temporary differences)	1,356	(4,241)	6,739
Total net tax expenses from continuing activities	(20,737)	(23,240)	(23,838)
Tax expense recognized directly in equity	€ (6,886)	€ 6,551	€ 4,696